UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      2/13/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      214,145
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------ -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                     VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
Almost Family Ord Shs                      Common         020409108    2,361   116,559 SH       DEFINED(1)             X      0    0
America's Car-Mart Ord Shs                 Common         03062T105    5,723   141,244 SH       DEFINED(1)             X      0    0
Arch Coal Ord Shs                          Option         039380100    1,244   170,000 SH  CALL DEFINED(1)             X      0    0
Arcos Dorados Holdings Ord Shs Class A     Common         G0457F107    2,619   218,999 SH       DEFINED(1)             X      0    0
Ascent Media Ord Shs Series A              Common         043632108    4,646    75,000 SH       DEFINED(1)             X      0    0
Blount International Ord Shs               Common         095180105    1,116    70,573 SH       DEFINED(1)             X      0    0
Capital Bank Financial Ord Shs Class A     Common         139793103    2,485   145,551 SH       DEFINED(1)             X      0    0
Dreamworks Animation SKG Ord Shs Class A   Common         26153C103    4,097   247,245 SH       DEFINED(1)             X      0    0
EchoStar Ord Shs                           Common         278768106   13,246   387,090 SH       DEFINED(1)             X      0    0
EXCO Resources Inc ON NYS                  Common         269279402      704   103,920 SH       DEFINED(1)             X      0    0
Facebook Class A  Ord Shs                  Common         30303M102    1,331    50,000 SH       DEFINED(1)             X      0    0
Gardner Denver Inc ON NYS                  Common         365558105    2,982    43,530 SH       DEFINED(1)             X      0    0
Gardner Denver Inc ON NYS                  Option         365558105    3,083    45,000 SH  PUT  DEFINED(1)             X      0    0
Georgia Gulf Ord Shs                       Common         373200302    4,093    99,148 SH       DEFINED(1)             X      0    0
Google Inc                                 Common         38259P508    1,756     2,483 SH       DEFINED(1)             X      0    0
Graftech International Ord Shs             Common         384313102    3,287   350,000 SH       DEFINED(1)             X      0    0
Hartford Financial Services Ord Shs        Option         416515104   13,273   591,500 SH  PUT  DEFINED(1)             X      0    0
Home Loan Servicing Solutions Ord Shs      Common         G6648D109    1,864    98,607 SH       DEFINED(1)             X      0    0
Informatica Ord Shs                        Common         45666Q102    1,061    35,000 SH       DEFINED(1)             X      0    0
Ingram Micro                               Common         457153104    2,039   120,510 SH       DEFINED(1)             X      0    0
IntraLinks Holdings Ord Shs                Common         46118H104    6,315 1,023,562 SH       DEFINED(1)             X      0    0
Ishares Russell 2000 Index ETF             Option         464287655   14,882   176,500 SH  CALL DEFINED(1)             X      0    0
JC Penney Ord Shs                          Common         708160106    5,420   275,000 SH       DEFINED(1)             X      0    0
JC Penney Ord Shs                          Option         708160106    7,884   400,000 SH  CALL DEFINED(1)             X      0    0
Lear Ord Shs                               Common         521865204    4,211    89,899 SH       DEFINED(1)             X      0    0
LHC Group Ord Shs                          Common         50187A107    1,875    88,040 SH       DEFINED(1)             X      0    0
Live Nation Entertainment Ord Shs          Common         538034109    3,614   388,234 SH       DEFINED(1)             X      0    0
Markel Ord Shs                             Common         570535104    6,371    14,700 SH       DEFINED(1)             X      0    0
Market Vectors Gold Miners ETF             Gold Miner ETF 57060U100    1,317    28,400 SH       DEFINED(1)             X      0    0
Martha Stewart Living Omnimedia Ord Shs    Common         573083102    1,495   610,000 SH       DEFINED(1)             X      0    0
Class A
Move Ord Shs                               Common         62458M207    1,492   197,127 SH       DEFINED(1)             X      0    0
Netflix Ord Shs                            Option         64110L106    2,083    22,500 SH  PUT  DEFINED(1)             X      0    0
Radioshack Ord Shs                         Option         750438103      991   467,300 SH  CALL DEFINED(1)             X      0    0
SanDisk Ord Shs                            Common         80004C101    1,666    38,300 SH       DEFINED(1)             X      0    0
Solar City Corp                            Common         83416T100      477    40,000 SH       DEFINED(1)             X      0    0
Sonic Corp                                 Common         835451105    2,779   266,919 SH       DEFINED(1)             X      0    0
SPDR Gold Shares ETF                       Option         78463V107   43,681   269,600 SH  CALL DEFINED(1)             X      0    0
SPDR Gold Shares ETF                       Gold ETF       78463V107    5,411    33,399 SH       DEFINED(1)             X      0    0
SPDR S&P Retail                            Option         78464A714    6,238   100,000 SH  PUT  DEFINED(1)             X      0    0
St Jude Medical Ord Shs                    Common         790849103    1,175    32,500 SH       DEFINED(1)             X      0    0
SunTrust Banks Ord Shs                     Common         867914103    3,665   129,288 SH       DEFINED(1)             X      0    0
SunTrust Banks Ord Shs                     Option         867914103    7,088   250,000 SH  CALL DEFINED(1)             X      0    0
Swift Transportation Ord Shs               Common         87074U101    4,632   507,923 SH       DEFINED(1)             X      0    0
True Religion Apparel Ord Shs              Common         89784N104    5,994   235,800 SH       DEFINED(1)             X      0    0
Walmart Stores                             Common         931142103      379     5,550 SH       DEFINED(1)             X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.